Retirement Benefit Obligations - Summary of Average Duration and Scheme Composition (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Eurozone
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	14 years	18 years 3 months 18 days	18 years 3 months 18 days
Active plan participants	70.00%	69.00%	70.00%
Deferred plan participants	10.00%	10.00%	10.00%
Retirees	20.00%	21.00%	20.00%
United States and Canada
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	10 years 2 months 12 days	12 years 3 months 18 days	12 years 10 months 24 days
Active plan participants	47.00%	49.00%	43.00%
Deferred plan participants	15.00%	15.00%	12.00%
Retirees	38.00%	36.00%	45.00%
Switzerland
Disclosure of defined benefit plans [Line Items]
Average duration of defined benefit obligation (years)	13 years 6 months	17 years	17 years 7 months 6 days
Active plan participants	76.00%	74.00%	74.00%
Deferred plan participants	0.00%	0.00%	0.00%
Retirees	24.00%	26.00%	26.00%